GMO Dynamic Allocation ETF Annual Fund Operating Expenses - GMO Dynamic Allocation ETF	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Dynamic Allocation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.28%	[1]
Expenses (as a percentage of Assets)	0.78%	[1]
Fee Waiver or Reimbursement	(0.28%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.50%	[1]

[1]	The amount represents an annualized estimate based on the operating expenses incurred during the Fund's initial fiscal year.
[2]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to waive or reduce its management fee, through at least June 30, 2027, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund's investment in Underlying Funds (as defined below).